Document And Entity Information	Apr. 17, 2025
Document Information [Line Items]
Entity, Registrant Name	Olympic Steel, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 17, 2025
Entity, Incorporation, State or Country Code	OH
Entity, File Number	000-23320
Entity, Tax Identification Number	34-1245650
Entity, Address, Address Line One	22901 Millcreek
Entity, Address, Address Line Two	Boulevard, Suite 560,
Entity, Address, City or Town	Highland Hills
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44112
City Area Code	216
Local Phone Number	292-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ZEUS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000917470